SUMMARY OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Cash	$ 1,206,493	$ 1,206,493
Other receivables	33,210	33,210
Other receivables - related parties	219,121	219,121
Inventories	616,880	616,880
Prepaid taxes	1,206,821	1,206,821
Prepayments and other assets	318,267	318,267
Total current assets	3,600,792	3,600,792
Property and equipment, net	325,648	325,648
Intangible assets, net	6,686	6,686
Deferred taxes asset, net	172,250	172,250
Total other assets	504,584	504,584
Total assets	4,105,376	4,105,376
Accounts payable - related party	491,628	491,628
Customer deposits	1,600,606	1,600,606
Other payables and accrued liabilities	209,096	209,096
Total current liabilities	2,301,330	2,301,330
Total liabilities	2,301,330	2,301,330
Total net assets acquired	$ 1,804,046	$ 1,804,046